united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 4/30/18

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

April 30, 2018

ADVISOR

CLS Investments, LLC

Distributed by Northern Lights Distributors, LLC, Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Milestone Treasury Obligations Fund.

MILESTONE TREASURY OBLIGATIONS FUND

Letter to Our Shareholders

April 30, 2018

Dear Investors:

During the past year, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. We are proud to provide this annual report which highlights the results of our conservative, compliance-driven investment philosophy.

As we continue through 2018, we remain committed to our mission and values. We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

Thank you again for investing in the Milestone Treasury Obligations Fund and feel free to contact us directly to tell us how we can be of service to you. We welcome your feedback and input as we continue to uphold our commitment to you based on our core principles.

Best regards,

Marc Pfeffer

CLS Investments, LLC

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1570-CLS-6/5/2018

6552-NLD-6/5/2018

Milestone Treasury Obligations Fund
PORTFOLIO SUMMARY (Unaudited)
April 30, 2018

PORTFOLIO BREAKDOWN

All data is as of April 30, 2018. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Milestone Treasury Obligations Fund

PORTFOLIO OF INVESTMENTS

April 30, 2018

	Principal	Interest	Maturity
	Amount	Rate	Date	Fair Value

U.S. Government Obligations - 47.60%

U.S. Treasury Bills * - 47.60%
	$5,000,000	1.260%	5/3/18	$4,999,650
	20,000,000	1.300% - 1.515%	5/10/18	19,992,963
	25,000,000	1.415% - 1.630%	5/24/18	24,975,339
	15,000,000	1.450%	6/7/18	14,977,646
	30,000,000	1.460% - 1.670%	6/14/18	29,941,333
	10,000,000	1.805%	6/21/18	9,974,429
	15,000,000	1.820%	8/23/18	14,913,550
	15,000,000	1.850%	9/13/18	14,895,937
	15,000,000	1.945%	9/20/18	14,884,921

Total U.S. Government Obligations (Cost $149,555,768)				149,555,768

Repurchase Agreements - 52.42%

BNP Paribas Securities Corp., dated 4/30/2018 repurchase price $65,000,000, value at maturity including interest earned $65,003,051 (Collateralized by: U.S. Treasury Bond: $151,300, 7.625%, 2/15/2025; aggregate market value plus accrued interest $197,677; U.S. Treasury Floating Rate: $100, 1.213%, 1/31/2019; aggregate market value plus accrued interest $101; U.S. Treasury Inflationary Bond: $48,345,100, 2.500%, 1/15/2029; aggregate market value plus accrued interest $66,102,134; U.S. Treasury Note: $100, 0.750%, 2/15/2019; aggregate market value plus accrued interest $99)

65,000,000	1.690%	5/1/18	65,000,000

Credit Agricole, dated 4/30/2018, repurchase price $24,673,000, value at maturity including interest earned $24,674,158 (Collateralized by: U.S. Treasury Note: $26,180,400, 2.125%, 3/31/2024; aggregate market value plus accrued interest $25,166,480)

24,673,000	1.690%	5/1/18	24,673,000

Societe Generale, dated 4/30/2018, repurchase price $75,000,000, value at maturity including interest earned $75,003,583 (Collateralized by: U.S. Treasury Bills: $77,899,800, 0.000%, 8/16/2018 - 4/25/2019; aggregate market value plus accrued interest $76,195,434; U.S. Treasury Interest Strip: $387,692, 0.000%, 5/15/2026 - 11/15/2035; aggregate market value plus accrued interest $304,613)

75,000,000	1.720%	5/1/18	75,000,000

Total Repurchase Agreements (Cost $164,673,000)	164,673,000

Total Investments (Cost $314,228,768) - 100.02%	$314,228,768
Liabilities in Excess of Other Assets - Net - (0.02)%	(77,583)
Net Assets - 100.00%	$314,151,185

*	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes $314,228,768 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Depreciation:	$—

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2018

ASSETS
Investments, at value and cost	$149,555,768
Repurchase agreements, at value and cost	164,673,000
Cash	354,888
Interest receivable	7,793
Prepaid expenses and other assets	35,324
TOTAL ASSETS	314,626,773

LIABILITIES
Accrued advisory fees	19,296
Payable to related parties	21,745
Dividends payable	339,605
Shareholder service fees	11,627
Accrued expenses and other liabilities	83,315
TOTAL LIABILITIES	475,588
NET ASSETS	$314,151,185

Net Assets Consist Of:
Shares of beneficial interest ($0 par value, unlimited shares authorized)	$314,145,872
Accumulated net realized gain from security transactions	5,313
NET ASSETS	$314,151,185

Net Asset Value Per Share:
Investor Shares:
Net Assets	$23,458,051
Shares of beneficial interest outstanding	23,429,673
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Institutional Shares:
Net Assets	$290,693,134
Shares of beneficial interest outstanding	290,618,078
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$1.00

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2018

INVESTMENT INCOME
Interest	$4,453,773
TOTAL INVESTMENT INCOME	4,453,773

EXPENSES
Investment advisory fees	385,521
Shareholder service fees:
Institutional Shares	5,381
Investor Shares	27,285
Administrative services fees	158,191
Transfer agent fees	84,917
Professional fees	33,648
Registration fees	27,944
Custodian fees	27,163
Insurance expense	25,217
Trustees fees and expenses	21,238
Compliance officer fees	17,815
Printing and postage expenses	4,122
Other expenses	51,107
TOTAL EXPENSES	869,549

Less: Expense Reimbursements	(71,035)

NET EXPENSES	798,514
NET INVESTMENT INCOME	3,655,259

REALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	2,355
NET REALIZED GAIN ON INVESTMENTS	2,355

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,657,614

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$3,655,259	$1,101,468
Net realized gain from security transactions	2,355	14,306
Net increase in net assets resulting from operations	3,657,614	1,115,774

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Investor Shares	—	(619)
Institutional Shares	—	(10,963)
From net investment income:
Investor Shares	(227,206)	(70,280)
Institutional Shares	(3,428,053)	(1,031,188)
Net decrease in net assets from distributions to shareholders	(3,655,259)	(1,113,050)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST *
Proceeds from shares sold:
Investor Shares	87,876,900	71,867,165
Institutional Shares	4,142,403,536	4,692,624,895
Net asset value of shares issued in reinvestment of distributions:
Investor Shares	227,178	70,820
Institutional Shares	164,556	53,934
Payments for shares redeemed:
Investor Shares	(94,220,323)	(62,336,671)
Institutional Shares	(4,213,504,615)	(4,653,742,516)
Net increase (decrease) in net assets from shares of beneficial interest	(77,052,768)	48,537,627

TOTAL INCREASE (DECREASE) IN NET ASSETS	(77,050,413)	48,540,351

NET ASSETS
Beginning of Year	391,201,598	342,661,247
End of Year **	$314,151,185	$391,201,598
* Share transactions at net asset value of $1.00 per share
** Includes undistributed net investment income of:	$—	$—

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	April 30, 2018	April 30, 2017

SHARE ACTIVITY
Investor Shares:
Shares Sold	87,876,900	71,867,165
Shares Reinvested	227,178	70,820
Shares Redeemed	(94,220,323)	(62,336,671)
Net increase (decrease) in shares of beneficial interest outstanding	(6,116,245)	9,601,314

Institutional Shares:
Shares Sold	4,142,403,536	4,692,624,895
Shares Reinvested	164,556	53,934
Shares Redeemed	(4,213,504,615)	(4,653,742,516)
Net increase (decrease) in shares of beneficial interest outstanding	(70,936,523)	38,936,313

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Investor Shares
				Five Months
	Year Ended	Year Ended		Ended		Years Ended November 30,
	April 30, 2018	April 30, 2017		April 30, 2016		2015		2014		2013

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.008	0.003		0.001		0.000	(b)	0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.008)	(0.003)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—	(0.000	) (b)	(0.000	) (b)	—		—		(0.000	) (b)
Total distributions	(0.008)	(0.003)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.84%	0.24%		0.04	% (g)	0.00%		0.00%		0.00%
Net assets, at end of period (000s)	$23,458	$29,575		$19,973		$23,537		$43,239		$50,829
Ratio of gross expenses to average net assets (c)	0.32%	0.19%		0.43	% (f)	0.41%		0.45%		0.41%
Ratio of net expenses to average net assets	0.32%	0.20%		0.19	% (f)	0.09	% (d)	0.06	% (d)	0.10	% (d)
Ratio of net investment income to average net assets	0.82%	0.26%		0.12	% (f)	0.00	% (e)	0.00	% (e)	0.00	% (e)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27%, 0.16% and 0.16% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
FINANCIAL HIGHLIGHTS

	Institutional Shares
				Five Months
	Year Ended	Year Ended		Ended		Years Ended November 30,
	April 30, 2018	April 30, 2017		April 30, 2016		2015		2014		2013

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Activity from investment operations:
Net investment income (a)	0.010	0.002		0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)
Less distributions from:
Net investment income	(0.010)	(0.002)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—	(0.000	) (b)	(0.000	) (b)	—		—		(0.000	) (b)
Total distributions	(0.010)	(0.002)		(0.000)		(0.000)		(0.000)		(0.000)
Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.97%	0.24%		0.04	% (g)	0.00%		0.00%		0.01%
Net assets, at end of period (000s)	$290,693	$361,627		$322,688		$302,841		$381,208		$79,964
Ratio of gross expenses to average net assets (c)	0.22%	0.19%		0.28	% (f)	0.26%		0.30%		0.27%
Ratio of net expenses to average net assets	0.20%	0.20%		0.19	% (f)	0.09	% (d)	0.06	% (d)	0.09	% (d)
Ratio of net investment income to average net assets	0.96%	0.24%		0.12	% (f)	0.00	% (e)	0.00	% (e)	0.01%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06%, 0.08% and 0.14% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	Less than 0.005%.

(f)	Annualized for periods less than one year.

(g)	Not annualized.

Refer to the Notes to Financial Statements in this report for further information regarding the values set forth above.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2018

1.	ORGANIZATION

The Milestone Treasury Obligations Fund (the “Fund”), formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into the AdvisorOne Funds (the “Trust”) on January 23, 2012. The Fund is a diversified series of the Trust. The Trust was formed as a Delaware business trust in December 1996 and is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (“the 1940 Act”). The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value of two classes of shares: Investor Shares and Institutional Shares. The Fund is a money market fund that seeks to provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity. The Fund’s income, expenses (other than class-specific shareholder service fees) and realized and unrealized gains are allocated proportionally each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment companies and accordingly follows the investment companies accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Valuation of Securities – Securities in which the Fund invests may be valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Fund may hold securities for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Fair Valuation Process – The fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor (defined below). The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$—	$149,555,768	$—	$149,555,768
Repurchase Agreements	—	164,673,000	—	164,673,000
Total Investments	$—	$314,228,768	$—	$314,228,768

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 for the year ended April 30, 2018. It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Repurchase Agreements - The Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The Advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the Advisor in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of April 30, 2018:

					Gross Amounts Not Offset in the Statement
Assets:					of Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Recognized Assets		& Liabilities	Assets & Liabilities	Instruments	Received		Net Amount
BNP Paribas Securities Corp.	$65,000,000	(1)	$—	$65,000,000	$(65,000,000)	$—	(2)	$—
Credit Agricole	24,673,000	(1)	—	24,673,000	(24,673,000)	—	(2)	—
Societe Generale	75,000,000	(1)	—	75,000,000	(75,000,000)	—	(2)	—
Total	$164,673,000		$—	$164,673,000	$(164,673,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions – Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at April 30, 2018 is the same as shown on the accompanying Portfolio of Investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds.

Multiple Class Allocations – Each share of the Fund’s two classes represents an undivided, proportionate interest in the Fund. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Fund’s class specific expenses include shareholder service fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Federal Income Taxes – It is the Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income gains to its shareholders and therefore, no provision for federal income tax has been made.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended November 30, 2015, April 30, 2016 and April 30, 2017, or expected to be taken in the Funds’ April 30, 2018 year-end tax returns. The Fund identified its major tax jurisdictions as U.S., Nebraska and foreign jurisdictions where the Fund made significant investments; however, the Fund is not aware of any tax positions for which it is

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Interest Income and Dividends to Shareholders – Interest income is accrued as earned. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividends to shareholders from each class of the Fund’s net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carry-forwards, are distributed at least annually. Net realized capital gains earned by the Fund are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes were ordinary income.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Fund will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.10% of the average daily net assets of the Fund. For the year ended April 30, 2018, the Fund incurred $385,521 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses) do not exceed 0.45% per annum of Investor Class average daily net assets and 0.20% per annum for Institutional Class average daily net assets (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Investor Class and Institutional Class shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the Expense Limitation in place at the time of the waiver or at the time of the reimbursement. If the Operating Expenses attributable to the Investor Class and Institutional Class shares subsequently exceed the Expense Limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Advisor may seek recoupment only for expenses waived or

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver. For the year ended April 30, 2018, the Advisor waived fees/reimbursed expenses in the amount of $71,035 pursuant to the Waiver Agreement.

The following amounts are subject to recapture by the Fund until the following dates:

November 30, 2018	April 30, 2021
$12,352	$71,035

The Trust has adopted a Shareholder Services Plan providing that the Trust may obtain the services of the Advisor and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Advisor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.

For these services, the Fund pays servicing fees up to an annual rate of the average daily net assets as follows:

Shareholder
Servicing
Share Class	Fees
Investor Shares	0.25%
Institutional Shares	0.10%

The Fund pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the year ended April 30, 2018, the Fund incurred shareholder service fees in the amount of $32,666.

Distributor

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Advisor, serves as principal underwriter for each Fund of the Trust and maintains all records required to be maintained pursuant to the Fund’s Shareholder Services Plan.

Administration, Fund Accounting, Transfer Agent

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor and the Advisor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, the Distributor, and the Advisor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, the Distributor, and the Advisor provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $50,000 per year paid in quarterly installments. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

4.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended April 30, 2018 and April 30, 2017 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2018	April 30, 2017
Ordinary Income	$3,419,603	$997,441
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$3,419,603	$997,441

As of April 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$344,918	$—	$—	$—	$(339,605)	$—	$5,313

The difference between book basis and tax basis undistributed net investment income and other book tax differences due to accrued dividend payable.

Milestone Treasury Obligations Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2018

5.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Milestone Treasury Obligations Fund

and Board of Trustees of AdvisorOne Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Milestone Treasury Obligations Fund (the “Fund”), a series of AdvisorOne Funds, including the schedule of investments, as of April 30, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each year in the two year period ended April 30, 2018, the five months ended April 30, 2016, and each year in the three year period ended November 30, 2015 , and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2011.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 29, 2018

Milestone Treasury Obligations Fund
EXPENSE EXAMPLE (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 through April 30, 2018.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Portfolio’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense Ratio	Value	Value	During	Value	During
		11/1/17	4/30/2018*	Period**	4/30/2018*	Period**
Milestone Treasury Obligations Fund:
Investor Class	0.32%	$1,000.00	$1,004.70	$1.59	$1,023.21	$1.61
Institutional Class	0.20%	$1,000.00	$1,005.80	$0.99	$1,023.80	$1.00

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

Independent Trustees

	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Gary W. Lanzen 1954	Trustee Since 2003	Retired (since December 31, 2012).	7	Northern Lights Fund Trust, and Northern Lights Variable Trust (since 2005); Alternative Strategies Fund (since 2010)
Larry A. Carter 1952	Trustee Since February 2012	Retired (since January 1, 2017); Consultant to private equity clients on grain processing industry (2004 - 2016).	7	NONE
John W. Davidson 1946	Trustee Since February 2012	Creator, author and founder of John Davidson’s Economic Comments (since 2009).	7	Horizon Funds Trust (since 2015),
Edward D. Foy 1952	Trustee Since February 2012	President and Chief Investment Officer of Foy Financial Services, Inc. (since 1987).	7	NONE

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office(1)	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Todd Clarke(3) 1969	Trustee since November 2012	Managing Director, NorthStar Financial Services Group, LLC (since September 2016); Chief Executive Officer and Manager, CLS Investments, LLC (September 2012-September 2016) ; Director, Constellation Trust Company (since February 2013); Director, NorthStar CTC Holdings, Inc. (since April 2015); Manager of NorthStar Topco, LLC, NorthStar Financial Services Group, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC, Blu Giant, LLC, Northern Lights Compliance Services, LLC (since April 2015).	7	NONE
Ryan Beach 1977	President since November 2012	President of the Trust, Chief Executive Officer (since September 2016); President, CLS Investments, LLC (September 2012-September 2016); Director, Constellation Trust Company and NorthStar CTC Holdings, Inc. (since April 2015); Chief Executive Officer (since June 2017); President, Constellation Trust Company and NorthStar CTC Holdings, Inc. (October 2015 to June 2017)	N/A	N/A
Michael J. Wagner 1950	Chief Compliance Officer Since 2006	President (since April 2006) of Northern Lights Compliance Services, LLC.	N/A	N/A
Daniel Applegarth 1980	Treasurer and Principal Financial Officer since September 2017	Treasurer and Principal Financial Officer of the Trust (since September 2017); Chief Financial Officer and Treasurer of NorthStar Financial Services Group, LLC (since 2010), Treasurer of CLS Investments, LLC, Orion Advisor Services, LLC, Gemini Fund Services, LLC, Northern Lights Compliance Services, LLC, and Blu Giant, LLC (since 2006); and Treasurer of Gemini Hedge Fund Services, LLC, Gemini Alternative Funds, LLC (since 2013); and Treasurer (since 2006) and Director (since 2009) of Constellation Trust Company.	N/A	N/A
Michael Forker 1986	Secretary Since January 2018	Chief Compliance Officer, CLS Investments, LLC (since May 2014); Compliance Officer, CLS Investments, LLC (2012-2014); Attorney, Bryan Hill Law (2011- 2012); Compliance Consultant, RIA Compliance Consultants (2011- 2012).	N/A	N/A

(1)	The term of office for each Trustee and officer listed above will continue indefinitely except as provided in the Trust’s retirement policy.

(2)	The term “Fund Complex” refers to the AdvisorOne Funds trust, including the series of the Trust that may have filed registration statements with the SEC but may not yet be operational.

(3)	Todd Clarke is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his position with NorthStar Financial Services Group, LLC, parent company of CLS Investments, LLC (investment adviser to the Funds), Northern Lights Distributors, LLC (distributor of the Funds), and Gemini Fund Services, LLC (administrator, transfer agent, and fund accountant to the Funds).

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2018

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board” or the “Trustees”) of the AdvisorOne Funds (the “Trust”) held on April 19, 2018, the Board, including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust and CLS Investments, LLC (“CLS”) on behalf of the CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS International Equity Fund, CLS Global Aggressive Equity, CLS Flexible Income, CLS Shelter Fund and the Milestone Treasury Obligations Fund (individually, each a “Fund” and collectively, the “Funds”)(“Advisory Agreement”).

The Board reviewed and discussed written materials that were provided by CLS in advance of the Meeting, CLS’s oral presentation and other information that the Board received at the Meeting. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by CLS to the Funds, the Trustees reviewed materials provided by CLS related to the Advisory Agreement, including a description of the manner in which investment decisions are made and executed, and discussed the professional personnel performing services for the Funds, including the team of individuals that primarily monitor and execute the investment process, noting their decades of combined experience. They noted the technical designations of CLS personnel including noting the number of CFAs managing the Funds. The Trustees expressed confidence in the entire portfolio management team, citing the consistent portfolio management process that the CIO had achieved. The Trustees agreed that the addition of a CIO has had a positive impact on the quality of service provided, in particular, as reflected in the performance of the Funds, responsiveness to Board inquiries and provision of materials to the Trustees. They agreed that the CIO had created a culture of learning at CLS and instilled risk mitigation as a thematic approach to managing the Funds. The Trustees agreed that the CLS team reflected high ethical, educational and professionalism standards. They noted that CLS reported no material compliance issues since the last contract renewal. The Trustees noted the specified risk benchmarks for each Core Fund and agreed that there was a clear delineation between each Fund and the specified risk level. They agreed that the Funds’ more recent performance was an indication of the improvements in performance returns in light of advisor changes. The Board reviewed the financial information provided by CLS and concluded that CLS had the financial resources to meet its obligations to the Funds. The Trustees viewed the overall services provided by CLS as satisfactory.

Performance. The Trustees reviewed each Fund’s performance over various time periods. They agreed that their focus should be on more recent performance, since the implementation of amendments to each Fund’s strategies. The Trustees reviewed performance information provided by Morningstar and also considered the 3 year performance data provided by CLS in the quarterly performance reports for each Fund. The Trustees found the 3 year performance information to be

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

particularly helpful in understanding current capabilities of CLS. With regards to performance, the Board also noted the following:

●	Global Aggressive Equity: The Trustees noted the advisor was achieving the Fund’s objective of long term growth and was rated a four-star fund by Morningstar. They noted the Fund’s risk adjusted rating was in the top 23% of its peer group over the three-year time period and in the top 29% over the five-year time period.

●	Global Diversified Equity: The Trustees noted the advisor was achieving the Fund’s objective of long term growth with a risk adjusted rating of 44% over 3 years, an improved rating from 54% and 52% for the 5 and 10 year periods, respectively.

●	Growth and Income: The Trustees noted that the Fund showed a dramatic improvement in its 3 year risk adjusted rating of 18% relative to the 51% and 84% for the 5 and 10 year periods, respectively. They further noted the Fund was rated 3-stars by Morningstar and was achieving its objective of growth and income.

●	Flexible Income: The Trustees noted the Fund had achieved its objective of income, growth and preservation of capital. They acknowledged that the Fund had a three-star Morningstar rating and had a risk adjusted rating in the top 15% over three years; a significant improvement from its 53% over 5 years.

●	International Equity: The Trustees noted that the five-star rated Fund had achieved its objective of capital growth and income with a risk adjusted ranking in the top 24% over three years and in the top 4% over 10 years.

●	Shelter: The Trustees considered that the five-star rated Fund was achieving its objective of limiting market declines with growth as a secondary objective. They noted the Fund’s returns ranked in the top 3% for the three year period and top 1% over 5 years.

●	Milestone: Each share class outperformed its peer group and Morningstar category over the one-year and five-year time frames and since the inception of the Fund.

After further discussion and based upon the information noted above and the information provided by CLS about each Fund’s performance versus its respective benchmark over various time periods, the Board concluded that performance for each Fund was reasonable.

Fees and Expenses. The Board reviewed the advisory fees and expense ratios of the Funds relative to each Fund’s peer group and Morningstar category and noted that each Fund’s gross advisory fee and net expense ratio were generally in line with the average fee of the respective Fund peer group. With respect to the Global Aggressive Equity Fund, Global Diversified Equity Fund, Flexible Income Fund, and Shelter Fund, they noted that the Fund’s advisory fee was lower than the peer group average and in line with the Morningstar category average. The Trustees considered that the Growth and Income Fund, and International Equity Fund’s advisory fee was higher than the average fee for the peer group and Morningstar category, but well within the range of each benchmark. The Board also reviewed the Funds’ net and gross expense ratios and agreed that although the expense ratios provided a good point of reference, and appeared reasonable, they were not particularly instructive in determining whether an advisory fee was reasonable. The Board concluded that the advisory fee paid by each Fund was reasonable.

Milestone Treasury Obligations Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2018

Profitability. The Board considered the profits realized by CLS in connection with the operation of each Fund, and considered whether the amount of profit was a fair entrepreneurial profit for the management of the Fund. The Trustees discussed the income and other benefits realized by CLS and its affiliates from activities and services provided to the Funds. The Board reviewed CLS’s financial statements as of December 31, 2017 and a representative of CLS confirmed there were no adverse material changes in the financial condition of CLS since the date of the financials. The Trustees concluded that to the extent CLS earned a profit from a Fund, the profits appeared reasonable and not excessive.

Economies of Scale. The Board considered whether economies of scale have been attained with respect to the management of the Funds. The Board noted that although the Funds had not yet reached asset levels with economies, the advisor was willing to consider economies in the future if Fund assets realize significant growth. The Trustees noted that several of the Funds had recently reached asset levels where the adviser does not have to waive fees, the adviser will be waiving fees for some of the Funds for the foreseeable future. The Board was pleased that CLS was able to earn full fees on certain Funds noting CLS’ significant economic investment into the Funds since their respective launch. After discussion, it was the consensus of the Board that it would not request any changes to the management fee structure.

Conclusion. Having requested and received such information from CLS as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement were reasonable and renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Advisor
CLS Investments, LLC
17605 Wright Street
Omaha, NE 68130

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130
1-866-811-0225

Transfer Agent
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130
1-866-811-0225

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Fund’s prospectus.

A description of the Fund’s proxy voting policies and procedures is available without charge and Upon request by calling 1-866-811-0225 or by accessing the Securities and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling 1-866-811-0225 or accessing the Fund’s Form N-PX on the Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800)-SEC-0330.

Milestone Treasury Obligations Fund
17605 Wright Street, Omaha, NE 68130
1-866-811-0225

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)       The Registrant’s board of trustees has determined that Larry Carter is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Carter is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2018 $ 99,700

FY 2017 $ 97,000

(b)	Audit-Related Fees

FY 2018 $ 0

FY 2017 $ 0

Nature of the fees:

(c)	Tax Fees

FY 2018 $ 20,900

FY 2017 $ 20,200

Nature of the fees: Preparation of federal and state tax returns and review of annual dividend calculations.

(d)	All Other Fees

Registrant Adviser

FY 2018      $ 0         $ 0

FY 2017      $ 0         $ 0

Nature of the fees:

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the audit committee.

(2)	Percentages of 2018 Services Approved by the Audit Committee

Registrant Adviser

Audit-Related Fees: 0% 0%

Tax Fees:                0% 0%

All Other Fees:        0% 0%

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser

FY 2018     $ 20,900 $ None

FY 2017     $ 20,200 $ None

(h)        Not applicable. All non-audit services to the registrant were pre-approved by the Audit Committee for FY 2018.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 7/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 7/6/18

By (Signature and Title)

/s/ Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 7/6/18